Shareholder Report, Line Graph (Details) 195697_F-m Ultrashort Tax-Free Municipal ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2026	Sep. 29, 2025	Aug. 31, 2026
F/m Ultrashort Tax-Free Municipal ETF
Account Value [Line Items]
Line Graph and Table Measure Name			F/m Ultrashort Tax-Free Municipal ETF NAV
Accumulated Value	$ 10,316	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,075	10,000
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Total Return Index
Accumulated Value	10,182	10,000
Bloomberg Municipal Bond Currently Callable Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Currently Callable Total Return Index
Accumulated Value	$ 10,375	$ 10,000